Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of supplemental balance sheet information related to operating lease
	December 31, 2021	December 31, 2022
Right-of-use assets	$1,298	$750

Lease liabilities current	$291	$208
Lease liabilities non-current	1,127	471
Total operating lease liabilities	$1,418	$679

Schedule of remaining lease term and discount rate
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.10
Weighted average discount rate	5.55%

Schedule of maturities of lease liabilities
2023	241
2024	482
Total lease payments	723
Less: imputed interest	44
Present value of lease liabilities	$679